SEGMENTED INFORMATION	12 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION

17. SEGMENTED INFORMATION

As at and for the year ended June 30, 2021, the Company operates in three (as at and for the year ended June 30, 2020 - four) reportable operating segments, one being the corporate segment; the other two being the exploration and development segments focused on safeguarding the value of its mineral properties in Bolivia and China (as at and for the year ended June 30, 2020 - one being the corporate segment; the other three being the exploration and development segments in Bolivia, Canada, and China). These reporting segments are components of the Company where separate financial information is available that is evaluated regularly by the Company's Chief Executive Officer, the chief operating decision maker ("CODM"). The CODM no longer reviews the Canada reportable segment as a result of the Whitehorse Gold spin-out transaction (see note 3 and 9(d)).

  (a) Segment information for assets and liabilities are as follows:

	June 30, 2021
	Corporate	Exploration and Development		Total
	Canada and BVI	Bolivia	China

Cash	$46,259,720	$158,539	$23,223	$46,441,482
Short-term investments	143,914	-	-	143,914
Equity investments	496,526	-	-	496,526
Plant and equipment	115,340	988,503	14,796	1,118,639
Mineral property interests	-	72,664,054	2,871,368	75,535,422
Other assets	461,135	2,427,576	194,430	3,083,141
Total Assets	$47,476,635	$76,238,672	$3,103,817	$126,819,124

Total Liabilities	$(573,163)	$(333,405)	$(187,999)	$(1,094,567)

	June 30, 2020
	Corporate	Exploration and Development			Total
	Canada and BVI	Bolivia	Canada	China

Cash	$29,357,060	$132,379	$308,086	$26,621	$29,824,146
Short-term investments	15,140,719	-	-	-	15,140,719
Equity investments	4,111,822	-	-	-	4,111,822
Plant and equipment	137,935	972,430	-	16,669	1,127,034
Mineral property interests	-	67,122,184	-	2,623,616	69,745,800
Assets held for distribution	-	-	8,695,312	-	8,695,312
Other assets	118,793	2,308,957	-	139,668	2,567,418
Total Assets	$48,866,329	$70,535,950	$9,003,398	$2,806,574	$131,212,251

Total Liabilities	$(875,866)	$(432,923)	$(89,652)	$(101,060)	$(1,499,501)

	July 1, 2019
	Corporate	Exploration and Development
	Canada and BVI	Bolivia	Canada	China	Total

Cash	$20,915,897	$293,675	$22,837	$48,222	$21,280,631
Short-term investments	8,361,655	-		-	8,361,655
Equity investments	3,905,320	-		-	3,905,320
Plant and equipment	24,997	959,449		17,160	1,001,606
Mineral property interests	-	55,995,582		2,700,898	58,696,480
Other assets	50,537	1,528,016	11,614	104,459	1,694,626
Total Assets	$33,258,406	$58,776,722	$34,451	$2,870,739	$94,940,318

Total Liabilities	$(704,371)	$(1,016,642) $	$(85,464)	$(3,254)	$(1,809,731)

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

  (b) Segment information for operating results are as follows:

	Year ended June 30, 2021
	Corporate	Exploration and Development		Total
	Canada and BVI	Bolivia	China

Project evaluation and corporate development	$(295,315)	$(527,549)	$-	$(822,864)
Salaries and benefits	(1,465,709)	(188,340)	(34,638)	(1,688,687)
Share-based compensation	(1,482,170)	-	-	(1,482,170)
Other operating expenses	(1,897,162)	(47,846)	(7,256)	(1,952,264)
Total operating expense	(5,140,356)	(763,735)	(41,894)	(5,945,985)

Income from investments	395,421	-	122	395,543
Loss on disposal of plant and equipment	-	-	(1,944)	(1,944)
Foreign exchange loss	(1,021,628)	-	-	(1,021,628)
Other expense	-	-	(360)	(360)
Net loss	$(5,766,563)	$(763,735)	$(44,076)	$(6,574,374)

Attributed to:
Equity holders of the Company	$(5,766,563)	$(763,735)	$(36,142)	$(6,566,440)
Non-controlling interests	-	-	(7,934)	(7,934)
Net loss	$(5,766,563)	$(763,735)	$(44,076)	$(6,574,374)

	Year ended June 30, 2020
	Corporate	Exploration and Development			Total
	Canada	Bolivia	Canada	China

Project evaluation and corporate development	$(90,184)	$(115,876)	$-	$-	$(206,060)
Salaries and benefits	(1,200,781)	-	(73,539)	(50,379)	(1,324,699)
Share-based compensation	(1,584,730)	-	-	-	(1,584,730)
Other operating expenses	(1,429,865)	-	(33,037)	(30,198)	(1,493,100)
Total operating expense	(4,305,560)	(115,876)	(106,576)	(80,577)	(4,608,589)

Income from investments	1,311,764	-	-	157	1,311,921
Impairment recovery of mineral property interests	-	-	8,724,915	-	8,724,915
Foreign exchange gain	464,896	-	22	103	465,021
Other income (expense)	22,343	-	(22,343)	-	-
Net (loss) income	$(2,506,557)	$(115,876)	$8,596,018	$(80,317)	$5,893,268

Attributed to:
Equity holders of the Company	$(2,506,557)	$(115,876)	$8,596,018	$(65,859)	$5,907,726
Non-controlling interests	-	-	-	(14,458)	$(14,458)
Net (loss) income	$(2,506,557)	$(115,876)	$8,596,018	$(80,317)	$5,893,268